Subsequent Events (Details Narrative) - USD ($)	2 Months Ended
	Aug. 27, 2017	Aug. 19, 2017	Jul. 28, 2017
Accounting Policies [Abstract]
Shares granted to chairman		$ 789,474
Increase in authorized Shares		4,000,000,000
Term to Convert		100.00%
Common Stock Issued	6,740,928
Shares issued for Conversions	6,240,928
Cash Purchases	500,000
Agreement with Eagle to seel convertible notes			$ 500,000
Fees Funded by Eagle			220,000
Additional Funding to be obtained			$ 220,000
Series E Votes		$ 2,000